Simplify Health Care ETF
Schedule of Investments
March 31, 2024 (Unaudited)
1
Shares Value
Common Stocks – 98.1%
Health Care – 91.3%
Abbott Laboratories ........................................................ 8,467 $ 962,359
AbbVie, Inc. .............................................................. 19,045 3,468,094
Akero Therapeutics, Inc.* ................................................... 33,199 838,607
Align Technology, Inc.* ..................................................... 19,251 6,312,788
Avantor Inc* .............................................................. 109,781 2,807,100
Bio-Techne Corp. ......................................................... 9,152 644,209
Boston Scientific Corp.* .................................................... 62,458 4,277,748
Bristol-Myers Squibb Co. ................................................... 530 28,742
Cigna Group (The) ........................................................ 24,287 8,820,796
Cooper Cos., Inc. (The) ..................................................... 62,398 6,330,901
Danaher Corp. ............................................................ 1,253 312,899
Elevance Health, Inc. ...................................................... 5,239 2,716,631
Eli Lilly & Co. ............................................................. 8,041 6,255,576
Embecta Corp. ........................................................... 1,399 18,565
Establishment Labs Holdings, Inc.* ........................................... 25,493 1,297,594
Exact Sciences Corp* ...................................................... 64,027 4,421,705
Fulcrum Therapeutics, Inc.* ................................................. 211,031 1,992,133
HCA Healthcare Inc ........................................................ 1,415 471,945
Henry Schein, Inc.* ........................................................ 3,520 265,830
Humana, Inc. ............................................................. 210 72,811
IDEXX Laboratories, Inc.* ................................................... 2,819 1,522,063
Insulet Corp.* ............................................................. 14,979 2,567,401
Intuitive Surgical, Inc.* ...................................................... 32,348 12,909,763
Johnson & Johnson ........................................................ 24,295 3,843,226
Leap Therapeutics, Inc.* .................................................... 375,976 1,000,096
LivaNova PLC* ........................................................... 8,613 481,811
Masimo Corp.* ........................................................... 9,832 1,443,829
Merck & Co., Inc. .......................................................... 47,663 6,289,133
Natera, Inc.* ............................................................. 12,669 1,158,707
Regeneron Pharmaceuticals, Inc.* ............................................ 3,050 2,935,595
Revvity Inc ............................................................... 25,919 2,721,495
Royalty Pharma PLC, Class A ............................................... 148,455 4,508,578
Sarepta Therapeutics Inc* ................................................... 90,523 11,719,108
Shockwave Medical, Inc.* ................................................... 14,945 4,866,540
Stryker Corp. ............................................................. 5,089 1,821,200
Syndax Pharmaceuticals, Inc.* ............................................... 25,337 603,021
Tenet Healthcare Corp.* .................................................... 4,713 495,383
Thermo Fisher Scientific, Inc. ................................................ 8,271 4,807,188
Ultragenyx Pharmaceutical Inc* .............................................. 30,753 1,435,858
UnitedHealth Group, Inc. .................................................... 1,900 939,930
Veeva Systems, Inc., Class A* ............................................... 1,936 448,552
Zimmer Biomet Holdings Inc ................................................. 25,796 3,404,556
124,240,066
Industrials – 1.9%
3M Co .................................................................. 24,530 2,601,897
Veralto Corp. ............................................................. 388 34,400
2,636,297

Simplify Health Care ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)
2
††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.
Shares Value
Common Stocks (continued)
Materials – 4.9%
PureCycle Technologies, Inc.* ............................................... 1,064,440 $ 6,620,817
Total Common Stocks (Cost $120,797,281) ......................................... 133,497,180
Money Market Funds – 1.9%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 5.20%(a)
(Cost $2,590,732) ....................................................... 2,590,732 2,590,732
Total Investments – 100.0%
(Cost $123,388,013) ........................................................... $ 136,087,912
Other Assets in Excess of Liabilities – 0.0%† .......................................... 21,596
Net Assets – 100.0% ............................................................ $ 136,109,508
* Non Income Producing
† Less than 0.05%
(a) Rate shown reflects the 7-day yield as of March 31, 2024.
Summary of Investment Type††
Industry
% of Net
Assets
Common Stocks ................................................................................. 98.1%
Money Market Funds ............................................................................. 1.9%
Total Investments ................................................................................ 100.0%
Other Assets in Excess of Liabilities .................................................................. 0.0%†
Net Assets ..................................................................................... 100.0%